Investments in Securities	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Investments in Securities
10 – INVESTMENTS IN SECURITIES

Investment in securities	$ million
	Dec 31, 2020	Dec 31, 2019
Equity securities:	1,396	1,437
Equity securities at fair value through other comprehensive income	1,396	1,437
Debt securities:	1,826	1,552
Debt securities at amortised cost	12	11
Debt securities at fair value through other comprehensive income	1,165	1,086
Debt securities at fair value through profit or loss	649	455
Total	3,222	2,989
At fair value
Measured by reference to prices in active markets for identical assets	1,637	1,669
Measured by reference to other observable inputs	68	56
Measured using predominantly unobservable inputs	1,505	1,253
Total	3,210	2,978
At cost	12	11
Total	3,222	2,989

Equity securities at December 31, 2020, principally comprised interests below 5%in various investments. Debt securities principally comprised a portfolio required to be held by the Company’s internal insurance entities as security for their activities.

Investments in securities measured using predominantly unobservable inputs [A]	$ million
	2020	2019
At January 1	1,253	1,193
Gains/(losses) recognised in other comprehensive income	45	(42)
Purchases	329	340
Sales	(60)	(237)
Other movements	(62)	(1)
At December 31	1,505	1,253
[A] Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.